Additional Information Required by the Argentine Central Bank - Additional Information 2 (Detail) $ in Thousands, $ in Thousands			12 Months Ended
	Nov. 09, 2018 ARS ($)	Feb. 25, 2010 ARS ($)	Dec. 31, 2019 ARS ($) shares	Dec. 31, 2018 ARS ($) shares	Dec. 31, 2017 ARS ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of additional information [line items]
Participation certificates and debt securities of financial securities held						$ 0
Instruments held in custody			$ 465,282,723	$ 664,627,687
Fines and penalties					$ 98
Percentage of regulatory capital			2.50%			2.50%
Percentage of individual computable regulatory capital			1.00%
Banco De Galicia Y Buenos Aires S.A.U. [member]
Disclosure of additional information [line items]
Balances recorded from activities as security agent			$ 408	628			$ 1,364,097
Instruments held in custody			$ 80,719,884	$ 92,962,948
Securities held in custody in units | shares			11,045,967,403	9,623,110,829
Banco De Galicia Y Buenos Aires S.A.U. [member] | Fiduciary Assignment and Trust for Guarantees [member]
Disclosure of additional information [line items]
Balances recorded from activities as security agent						$ 116,500	$ 116,500
Banco De Galicia Y Buenos Aires S.A.U. [member] | Top of range [member]
Disclosure of additional information [line items]
Percentage of equity interest			12.50%
Banco De Galicia Y Buenos Aires S.A.U. [member] | Chattel mortgage agreement [member]
Disclosure of additional information [line items]
Balances recorded from activities as security agent			$ 345,341	$ 7,139,883
Banco Galicia [member]
Disclosure of additional information [line items]
Legal reserve			20.00%
Percentage of profit shown in income statement			20.00%
Minimum required shareholders offsetting entry						$ 280
Argentine Central Bank [member]
Disclosure of additional information [line items]
Fines and penalties	$ 1,497	$ 4,483
Provision				$ 5,306	$ 8,162
Minimum capital requirement			3.50%
Grupo Financiero Galicia SA [member]
Disclosure of additional information [line items]
Percentage of net income transferred			5.00%
Legal reserve			20.00%
Tarjeta Naranja S.A. [member]
Disclosure of additional information [line items]
Minimum capital requirement			50.00%
Escrow Agent [member]
Disclosure of additional information [line items]
Required shareholders equity amount			$ 22,401
Minimum required shareholders offsetting entry			11,200
AlyC and AN—INTEGRAL [member]
Disclosure of additional information [line items]
Minimum equity requirement act as agent			22,182
Minimum liquidity requirement			11,091
Required shareholders equity amount			22,182
Minimum required shareholders offsetting entry			11,091
Galicia Valores S.A.U [member]
Disclosure of additional information [line items]
Required shareholders equity amount			22,182
Minimum required shareholders offsetting entry			$ 11,091
Galicia administradora de fondos S.A. [member]
Disclosure of additional information [line items]
Minimum offsetting entry shares | shares			1,480,660			1,480,660